Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.7%
iShares Core S&P 500 ETF(a)(b)
(Cost $103,316,281) ......................................................... 223,695 $ 96,061,344
Number of
Contracts Notional Amount
Purchased Options – 1.7%
Puts – Exchange-Traded – 1.7%
S&P 500 Index, October Strike Price $3,870, Expires 10/20/23 ........... 582 $ 225,234,000 212,430
S&P 500 Index, November Strike Price $3,700, Expires 11/17/23 .......... 289 106,930,000 216,750
S&P 500 Index, December Strike Price $3,810, Expires 12/15/23 ......... 535 203,835,000 1,171,650
1,600,830
Total Purchased Options (Cost $2,154,961) ......................................................... 1,600,830
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $43,785) .............................................................. 43,785 43,785
Total Investments – 100.4%
(Cost $105,515,027) ......................................................................... $ 97,705,959
Liabilities in Excess of Other Assets – (0.4)% ....................................................... (422,256)
Net Assets – 100.0% .......................................................................... $ 97,283,703
Number of
Contracts Notional Amount
Written Options – (0.9)%
Puts – Exchange-Traded – (0.9)%
S&P 500 Index, October Strike Price $3,640, Expires 10/20/23 ........... (582) $ (211,848,000) $ (114,945)
S&P 500 Index, November Strike Price $3,475, Expires 11/17/23 .......... (289) (100,427,500) (119,935)
S&P 500 Index, December Strike Price $3,575, Expires 12/15/23 ......... (535) (191,262,500) (599,200)
(834,080)
Total Written Options (Premiums Received $1,353,655) ............................................... $ (834,080)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $55,825,900 have been pledged as collateral for options as of September 30, 2023.
(c) Rate shown reflects the 7-day yield as of September 30, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.7%
Purchased Options ............................................................................... 1.7%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 100.4%
Liabilities in Excess of Other Assets .................................................................. (0.4)%
Net Assets ..................................................................................... 100.0%